PREPAID LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID LAND USE RIGHTS
Schedule of prepaid land use rights
	As of December 31,
	2016	2017

Prepaid land use rights	28,370	28,370
Less: Accumulated amortization	(1,578)	(2,125)

Prepaid land use rights, net	26,792	26,245